Class ADV, S Shares | ING Invesco Comstock Portfolio
ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio)
INVESTMENT OBJECTIVE
The Portfolio seeks capital growth and income.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Invesco Comstock Portfolio		Class ADV	Class S
Management Fees	[1]	0.60%	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.05%	0.05%
Aquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.26%	1.01%
Waivers and Reimbursements	[1][3]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.26%	1.01%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.31% and 1.06% of Class ADV and Class S shares, respectively, through May 1, 2014. There is no guarantee this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2014. Based upon net assets as of December 31, 2012, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2014. The management fee waiver will only renew if the adviser elects to renew it.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Invesco Comstock Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	128	400	692	1,523
Class S	103	322	558	1,236

Expense Example, No Redemption Class ADV, S Shares ING Invesco Comstock Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	128	400	692	1,523
Class S	103	322	558	1,236

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the sub-adviser ("Sub-Adviser") to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures, for various portfolio management purposes including to seek to hedge against currency risk. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio's style of investment presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser's assessment of the capital growth and income potential for such securities materially changes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts ("REITs")   Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class ADV shares' performance from year to year, and the table compares the Portfolio's Class ADV shares' and Class S shares' performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares' performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.03% and Worst quarter: 4th, 2008, (23.26)%
Average Annual Total Returns% (for the periods ended December 31, 2012)
Average Annual Total Returns Class ADV, S Shares ING Invesco Comstock Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class ADV		18.30%	1.51%	6.56%	May 01, 2002
Class S		18.66%	1.78%	6.83%	May 01, 2002
Russell 1000® Value Index	[1]	17.51%	0.59%	7.38%
S&P 500® Index	[1]	16.00%	1.66%	7.10%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.